Loans and Allowance for Loan Losses - Loan portfolio aging analysis (Details 3) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 623,055
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	2,166,123	$ 2,555,757
Current	193,822,643	185,128,535
Total Loans Receivable	$ 195,988,766	$ 187,684,292
Total Loans > 90 Days & Accruing
Loans Receivable | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 550,817	$ 607,615
Loans Receivable | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	149,865	1,097,824
Loans Receivable | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	1,465,441	850,318
Loans Receivable | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans Receivable	140,691,759	136,438,338
Loans Receivable | Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	1,045,812	1,320,242
Current	46,349,532	43,240,847
Total Loans Receivable	$ 47,395,344	$ 44,561,089
Total Loans > 90 Days & Accruing
Loans Receivable | Real estate loans | 1-4 family | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 345,169	$ 420,086
Loans Receivable | Real estate loans | 1-4 family | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	77,588	286,622
Loans Receivable | Real estate loans | 1-4 family | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	623,055	613,534
Loans Receivable | Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	766,840	833,133
Current	39,614,840	39,641,722
Total Loans Receivable	$ 40,381,680	$ 40,474,855
Total Loans > 90 Days & Accruing
Loans Receivable | Real estate loans | Commercial real estate | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Loans Receivable | Real estate loans | Commercial real estate | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		$ 794,110
Loans Receivable | Real estate loans | Commercial real estate | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 766,840	39,023
Loans Receivable | Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		122,841
Current	$ 41,223,190	39,996,289
Total Loans Receivable	$ 41,223,190	$ 40,119,130
Total Loans > 90 Days & Accruing
Loans Receivable | Real estate loans | Agricultural real estate | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Loans Receivable | Real estate loans | Agricultural real estate | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Loans Receivable | Real estate loans | Agricultural real estate | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		$ 122,841
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Current	$ 25,453,058	$ 26,813,880
Total Loans Receivable	$ 25,453,058	$ 26,813,880
Total Loans > 90 Days & Accruing
Loans Receivable | Commercial | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Loans Receivable | Commercial | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Loans Receivable | Commercial | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Loans Receivable | Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Current	$ 16,102,856	$ 11,844,973
Total Loans Receivable	$ 16,102,856	$ 11,844,973
Total Loans > 90 Days & Accruing
Loans Receivable | Agricultural business | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Loans Receivable | Agricultural business | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Loans Receivable | Agricultural business | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due
Loans Receivable | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 157,942	$ 166,892
Current	11,533,603	11,116,372
Total Loans Receivable	$ 11,691,545	$ 11,283,264
Total Loans > 90 Days & Accruing
Loans Receivable | Home equity | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 22,122	$ 96,971
Loans Receivable | Home equity | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	66,305	11,561
Loans Receivable | Home equity | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	69,515	58,360
Loans Receivable | Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	195,529	112,649
Current	13,545,564	12,474,452
Total Loans Receivable	$ 13,741,093	$ 12,587,101
Total Loans > 90 Days & Accruing
Loans Receivable | Consumer loans | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 183,526	$ 90,558
Loans Receivable | Consumer loans | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	5,972	5,531
Loans Receivable | Consumer loans | Greater Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 6,031	$ 16,560